Subsequent Events (Details Narrative) - USD ($)	Jul. 24, 2015	Jul. 15, 2015	Jul. 02, 2015
Number of common stock shares issued for employee as signing bonus		63,500
Subsequent Event [Member]
Number of common stock shares issued for employee as signing bonus			15,000
Number of common stock value issued for employee as signing bonus			$ 75,000
Subsequent Event [Member] | Wells Fargo Bank [Member]
Line of credit	$ 35,000
Subsequent Event [Member] | Wells Fargo Bank [Member] | Prime Rate [Member]
Line of credit bears interest rate	4.00%
Subsequent Event [Member] | Board of Directors [Member]
Number of stock options issued for employees		63,500